BALANCE SHEET COMPONENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventories

Inventories, net as of March 31, 2025 and December 31, 2024 consisted of the following:

	March 31, 2025	December 31, 2024
Raw materials and supplies	$—	$1,913,013
Work-in-process	—	161,137
Finished goods	—	613,786
Inventories, gross	—	2,687,936
Less: inventory reserve	—	(1,161,469)
Inventories, net	$—	$1,526,467

Inventories, net as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Raw materials and supplies	$1,913,013	$1,973,634
Work-in-process	161,137	158,346
Finished goods	613,786	457,752
Inventories, gross	2,687,936	2,589,732
Less: inventory reserve	(1,161,469)	(1,133,457)
Inventories, net	$1,526,467	$1,456,275

Schedule of Property and Equipment, Net

Property and equipment, net as of March 31, 2025 and December 31, 2024 consisted of the following:

	March 31, 2025	December 31, 2024
Machinery and equipment	$7,203,592	$7,203,592
Leasehold improvements	897,948	897,948
Furniture and office equipment	205,897	205,897
Computer equipment and software	197,386	197,386
Property and equipment, gross	8,504,823	8,504,823
Less: accumulated depreciation and amortization	(4,116,543)	(3,670,094)
Less: impairment of property and equipment	(4,388,280)	—
Property and equipment, net	$—	$4,834,729

Property and equipment, net as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Machinery and equipment	$7,203,592	$7,179,629
Leasehold improvements	897,948	897,948
Furniture and office equipment	205,897	205,897
Computer equipment and software	197,386	197,386
Property and equipment, gross	8,504,823	8,480,860
Less: accumulated depreciation and amortization	(3,670,094)	(2,829,884)
Property and equipment, net	$4,834,729	$5,650,976

Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of March 31, 2025 and December 31, 2024 consisted of the following:

	March 31, 2025	December 31, 2024
Prepaid insurance	$168,063	$123,959
Other prepaid assets	160,623	28,521
Other current assets	51,850	10,269
Total prepaid expenses and other current assets	$380,536	$162,749

Prepaid expenses and other current assets as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Prepaid insurance	$123,959	$61,342
Other prepaid assets	28,521	94,653
Other current assets	10,269	260
Total prepaid expenses and other current assets	$162,749	$156,255

Schedule of Accrued Expenses

Accrued expenses as of March 31, 2025 and December 31, 2024 consisted of the following:

	March 31, 2025	December 31, 2024

Accrued legal, accounting and professional fees	$2,648,037	$2,448,594
Accrued transaction costs related to the reverse recapitalization	503,599	503,600
Accrued payroll and benefits	341,956	357,953
Accrued lease-related payables	289,558	54,288
Accrued taxes payable	269,147	232,966
Accrued interest	40,325	560,501
Other	210,020	143,293
Total accrued expenses	$4,302,642	$4,301,195

Accrued expenses as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Accrued payroll and related benefits	$357,953	$754,904
Accrued legal, accounting and professional fees	2,448,594	838,865
Accrued transaction costs related to the reverse recapitalization	503,600	503,600
Accrued taxes payable	232,966	89,346
Accrued interest	560,501	87,265
Other	197,581	225,677
Total accrued expenses	$4,301,195	$2,499,657